Summary of significant accounting policies - Employee benefits (Details) - Russia - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Summary of significant accounting policies
Defined contributions to pension funds	₽ 875	₽ 886	₽ 473
Maximum
Summary of significant accounting policies
Percentage of defined contributions to pension funds	30.00%	30.00%	30.00%
Minimum
Summary of significant accounting policies
Percentage of defined contributions to pension funds	15.00%	15.00%	15.00%